UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 16.0%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$266,318	$314,356
Series 2631, (Interest Only), Class DS, 6.904%, 6/15/33(1)(2)	5,603,330	923,936
Series 2953, (Interest Only), Class LS, 6.504%, 12/15/34(1)(2)	5,169,503	681,522
Series 2956, (Interest Only), Class SL, 6.804%, 6/15/32(1)(2)	2,610,624	491,624
Series 3114, (Interest Only), Class TS, 6.454%, 9/15/30(1)(2)	9,121,666	1,576,665
Series 3153, (Interest Only), Class JI, 6.424%, 5/15/36(1)(2)	5,821,964	1,117,425
Series 3727, (Interest Only), Class PS, 6.504%, 11/15/38(1)(2)	15,109,786	1,211,104
Series 3745, (Interest Only), Class SA, 6.554%, 3/15/25(1)(2)	5,813,038	739,846
Series 3780, (Interest Only), Class PS, 6.254%, 8/15/35(1)(2)	7,553,812	312,978
Series 3845, (Interest Only), Class ES, 6.454%, 1/15/29(1)(2)	5,623,443	489,908
Series 3919, (Interest Only), Class SL, 6.454%, 10/15/40(1)(2)	3,231,951	216,108
Series 3969, (Interest Only), Class SB, 6.454%, 2/15/30(1)(2)	4,659,460	521,997
Series 3973, (Interest Only), Class SG, 6.454%, 4/15/30(1)(2)	6,963,681	864,819
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	5,631,806	1,002,080
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	27,353,217	3,978,116
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(1)	22,257,643	3,025,383
Series 4070, (Interest Only), Class S, 5.904%, 6/15/32(1)(2)	29,005,047	5,693,198
Series 4095, (Interest Only), Class HS, 5.904%, 7/15/32(1)(2)	11,958,217	2,528,427
Series 4109, (Interest Only), Class ES, 5.954%, 12/15/41(1)(2)	3,281,413	129,450
Series 4109, (Interest Only), Class KS, 5.904%, 5/15/32(1)(2)	12,290,747	919,291
Series 4109, (Interest Only), Class SA, 6.004%, 9/15/32(1)(2)	10,815,954	2,337,571
Series 4149, (Interest Only), Class S, 6.054%, 1/15/33(1)(2)	8,225,258	1,710,723
Series 4163, (Interest Only), Class GS, 6.004%, 11/15/32(1)(2)	6,169,860	1,291,866
Series 4169, (Interest Only), Class AS, 6.054%, 2/15/33(1)(2)	10,672,046	2,161,879
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	9,892,508	1,018,807

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	$17,030,831	$1,971,266
Series 4189, (Interest Only), Class SQ, 5.954%, 12/15/42(1)(2)	11,753,928	2,168,774
Series 4203, (Interest Only), Class QS, 6.054%, 5/15/43(1)(2)	8,005,136	1,730,089
Series 4212, (Interest Only), Class SA, 6.004%, 7/15/38(1)(2)	25,838,877	3,617,443
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	8,739,550	472,461
Series 4273, Class SP, 11.485%, 11/15/43(2)	1,668,228	1,937,679
Series 4316, (Interest Only), Class JS, 5.904%, 1/15/44(1)(2)	14,709,329	2,403,887
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	12,659,968	2,015,142
Series 4326, Class TS, 13.142%, 4/15/44(2)	6,427,382	6,771,746
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	7,666,689	1,337,744
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	8,102,299	1,267,496
Series 4336, Class GU, 3.50%, 2/15/53	5,549,365	5,662,415
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	16,778,472	2,894,451
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	8,887,317	1,408,483
Series 4381, (Interest Only), Class SK, 5.954%, 6/15/44(1)(2)	16,714,115	2,572,528
Series 4388, (Interest Only), Class MS, 5.904%, 9/15/44(1)(2)	18,866,347	3,409,159
Series 4407, Class LN, 8.87%, 12/15/43(2)	3,322,404	3,517,810
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	4,588,341	4,000,080
Series 4443, Class KJ, 3.00%, 9/15/44	3,291,050	3,295,011
Series 4443, Class ZJ, 3.00%, 9/15/44	384,745	386,708
Series 4452, (Interest Only), Class SP, 6.004%, 10/15/43(1)(2)	34,029,246	6,204,615
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	13,249,541	12,015,348
Series 4497, (Interest Only), Class CS, 6.004%, 9/15/44(1)(2)	30,478,855	5,811,705
Series 4507, (Interest Only), Class SJ, 5.984%, 9/15/45(1)(2)	18,402,395	4,184,959

		$116,316,078

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$416,420	$463,394
Series 2004-46, (Interest Only), Class SI, 5.803%, 5/25/34(1)(2)	9,024,381	1,468,329
Series 2005-17, (Interest Only), Class SA, 6.503%, 3/25/35(1)(2)	4,152,538	877,357

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2005-71, (Interest Only), Class SA, 6.553%, 8/25/25(1)(2)	$5,053,631	$742,950
Series 2005-105, (Interest Only), Class S, 6.503%, 12/25/35(1)(2)	4,082,316	808,005
Series 2006-44, (Interest Only), Class IS, 6.403%, 6/25/36(1)(2)	3,546,605	685,365
Series 2006-65, (Interest Only), Class PS, 7.023%, 7/25/36(1)(2)	3,499,558	741,200
Series 2006-96, (Interest Only), Class SN, 7.003%, 10/25/36(1)(2)	5,026,098	1,006,364
Series 2006-104, (Interest Only), Class SD, 6.443%, 11/25/36(1)(2)	3,454,522	684,186
Series 2006-104, (Interest Only), Class SE, 6.433%, 11/25/36(1)(2)	2,303,015	461,773
Series 2007-50, (Interest Only), Class LS, 6.253%, 6/25/37(1)(2)	4,970,827	934,929
Series 2008-26, (Interest Only), Class SA, 6.003%, 4/25/38(1)(2)	7,069,141	1,304,261
Series 2008-61, (Interest Only), Class S, 5.903%, 7/25/38(1)(2)	10,654,446	1,951,461
Series 2009-62, Class WA, 5.566%, 8/25/39(4)	3,465,274	3,901,292
Series 2010-99, (Interest Only), Class NS, 6.403%, 3/25/39(1)(2)	10,689,928	1,181,247
Series 2010-124, (Interest Only), Class SJ, 5.853%, 11/25/38(1)(2)	6,518,014	923,118
Series 2010-135, (Interest Only), Class SD, 5.803%, 6/25/39(1)(2)	13,101,683	1,690,641
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(1)	19,003,167	621,740
Series 2011-45, (Interest Only), Class SA, 6.453%, 1/25/29(1)(2)	13,339,060	1,104,576
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	10,592,691	1,200,930
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	7,916,324	894,123
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	13,103,123	1,497,922
Series 2012-24, (Interest Only), Class S, 5.303%, 5/25/30(1)(2)	6,882,291	770,496
Series 2012-30, (Interest Only), Class SK, 6.353%, 12/25/40(1)(2)	16,961,161	3,327,169
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	17,651,471	2,203,359
Series 2012-56, (Interest Only), Class SU, 6.553%, 8/25/26(1)(2)	11,950,306	1,195,155
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	25,565,786	2,990,427
Series 2012-73, (Interest Only), Class MS, 5.853%, 5/25/39(1)(2)	24,668,310	3,618,497
Series 2012-76, (Interest Only), Class GS, 5.853%, 9/25/39(1)(2)	13,854,425	2,291,215

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2012-86, (Interest Only), Class CS, 5.903%, 4/25/39(1)(2)	$10,015,625	$1,569,279
Series 2012-103, (Interest Only), Class GS, 5.903%, 2/25/40(1)(2)	27,211,712	4,358,553
Series 2012-124, (Interest Only), Class IO, 1.51%, 11/25/42(1)(4)	32,001,144	1,777,081
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(1)	6,875,738	1,554,083
Series 2012-147, (Interest Only), Class SA, 5.903%, 1/25/43(1)(2)	18,007,777	3,868,697
Series 2012-150, (Interest Only), Class PS, 5.953%, 1/25/43(1)(2)	15,325,544	3,056,171
Series 2012-150, (Interest Only), Class SK, 5.953%, 1/25/43(1)(2)	23,659,677	4,669,332
Series 2013-6, Class TA, 1.50%, 1/25/43	5,491,601	5,249,576
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	38,914,116	7,282,442
Series 2013-12, (Interest Only), Class SP, 5.453%, 11/25/41(1)(2)	7,999,248	1,443,602
Series 2013-15, (Interest Only), Class DS, 6.003%, 3/25/33(1)(2)	17,404,392	3,526,574
Series 2013-23, (Interest Only), Class CS, 6.053%, 3/25/33(1)(2)	9,812,682	2,006,011
Series 2013-54, (Interest Only), Class HS, 6.103%, 10/25/41(1)(2)	19,359,975	3,291,117
Series 2013-64, (Interest Only), Class PS, 6.053%, 4/25/43(1)(2)	12,070,320	2,545,092
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	14,596,209	2,428,932
Series 2013-75, (Interest Only), Class SC, 6.053%, 7/25/42(1)(2)	30,872,007	5,221,900
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	9,012,108	1,539,859
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	8,154,511	1,445,868
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(1)	5,296,081	928,804
Series 2014-41, (Interest Only), Class SA, 5.853%, 7/25/44(1)(2)	12,718,211	2,789,278
Series 2014-43, (Interest Only), Class PS, 5.903%, 3/25/42(1)(2)	16,789,430	3,051,936
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	21,891,988	4,268,287
Series 2014-64, (Interest Only) Class BI, 3.50%, 3/25/44(1)	9,591,755	1,671,654
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	18,395,529	3,675,127
Series 2014-72, Class CS, 8.874%, 11/25/44(2)	1,898,173	1,905,306
Series 2014-74, Class HS, 8.206%, 11/25/44(2)	2,676,505	2,697,543
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	13,174,926	2,256,650

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	$20,328,511	$3,562,139
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	25,815,922	2,357,128
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	23,849,931	3,805,972
Series 2015-17, (Interest Only), Class SA, 6.003%, 11/25/43(1)(2)	28,826,961	5,340,993
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	13,083,821	2,474,595
Series 2015-31, (Interest Only), Class SG, 5.903%, 5/25/45(1)(2)	29,805,357	6,338,234
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	13,394,872	2,067,453
Series 2015-42, Class SC, 7.937%, 5/25/45(2)	6,427,816	6,487,687
Series 2015-47, (Interest Only), Class SG, 5.953%, 7/25/45(1)(2)	15,666,788	3,438,710
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	36,615,356	6,135,917
Series G94-7, Class PJ, 7.50%, 5/17/24	640,655	735,799

		$164,364,862

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.806%, 11/20/39(1)(2)	$18,812,035	$2,369,596
Series 2011-48, (Interest Only), Class SD, 6.476%, 10/20/36(1)(2)	16,809,917	1,829,061
Series 2013-168, Class US, 11.482%, 11/20/43(2)	320,251	325,741
Series 2014-68, (Interest Only), Class KI, 1.224%, 10/20/42(1)(4)	30,469,169	1,131,197
Series 2014-117, Class HS, 31.246%, 8/20/44(2)	1,284,548	1,406,675
Series 2014-146, Class S, 5.859%, 10/20/44(2)	1,979,316	1,991,827
Series 2015-79, Class CS, 5.541%, 5/20/45(2)	3,954,759	3,922,806
Series 2015-116, (Interest Only), Class AS, 5.506%, 8/20/45(1)(2)	26,086,103	3,508,706

		$16,485,609

Total Collateralized Mortgage Obligations (identified cost $303,974,969)		$297,166,549

Mortgage Pass-Throughs — 3.1%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.874%, with maturity at 2035(5)	$1,000,736	$1,064,964
4.404%, with maturity at 2030(5)	372,719	404,276
6.50%, with maturity at 2036	2,442,489	2,820,097
7.00%, with various maturities to 2036	4,146,313	4,831,818

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)
7.50%, with maturity at 2035	$1,343,514	$1,589,697
8.00%, with maturity at 2026	641,267	697,114

		$11,407,966

Federal National Mortgage Association:
3.701%, with maturity at 2035(5)	$1,065,112	$1,155,292
3.842%, with maturity at 2035(5)	2,314,825	2,510,815
6.00%, with various maturities to 2032	948,515	1,084,732
6.50%, with various maturities to 2036	3,534,656	4,076,151
7.00%, with various maturities to 2037	7,155,165	8,337,111
7.50%, with maturity at 2035(6)	7,033,801	8,340,116
8.50%, with maturity at 2032	403,110	495,218
9.50%, with maturity at 2020	1,095,742	1,241,923

		$27,241,358

Government National Mortgage Association:
7.00%, with various maturities to 2035(6)	$14,058,132	$16,578,366
7.50%, with maturity at 2032	1,417,656	1,649,733

		$18,228,099

Total Mortgage Pass-Throughs (identified cost $53,631,558)		$56,877,423

Commercial Mortgage-Backed Securities — 9.5%

Security	Principal Amount	Value
A10 Securitization LLC Series 2015-1, Class B, 4.12%, 4/15/34(7)	$5,100,000	$5,088,927
Americold LLC Trust Series 2010-ARTA, Class D, 7.443%, 1/14/29(7)	1,500,000	1,713,573
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D, 4.507%, 7/10/47(4)(7)	6,683,000	5,813,510
Commercial Mortgage Trust Series 2013-CR10, Class D, 4.792%, 8/10/46(4)(7)	5,000,000	4,708,122
Series 2013-CR11, Class D, 5.17%, 10/10/46(4)(7)	6,250,000	5,942,481
Series 2014-CR20, Class D, 3.222%, 11/10/47(7)	10,650,000	8,247,076
Series 2014-CR21, Class D, 3.919%, 12/10/47(4)(7)	5,311,000	4,386,192
Series 2014-LC17, Class D, 3.687%, 10/10/47(7)	2,675,000	2,174,609
Series 2015-CR22, Class D, 4.128%, 3/10/48(4)(7)	9,275,000	7,667,859
Series 2015-CR24, Class D, 3.463%, 8/10/55	10,000,000	7,626,725
Series 2015-CR27, Class D, 3.621%, 10/10/48(4)(7)	10,000,000	7,406,250
Series 2015-LC19, Class D, 2.867%, 2/10/48(7)	2,000,000	1,547,403
CSAIL Commercial Mortgage Trust Series 2015-C1, Class C, 4.301%, 4/15/50(4)	700,000	679,408
Extended Stay America Trust Series 2013-ESH5, Class D5, 3.391%, 12/5/31(4)(7)	4,560,000	4,561,900
Goldman Sachs Mortgage Securities Corp. II Series 2014-GC26, Class C, 4.511%, 11/10/47(4)	2,794,000	2,795,638

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Hilton USA Trust Series 2013-HLT, Class DFX, 4.407%, 11/5/30(7)	$7,855,000	$7,895,739
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class D, 4.676%, 4/15/47(4)(7)	2,081,000	1,831,733
Series 2014-C21, Class D, 4.661%, 8/15/47(4)(7)	1,600,000	1,374,276
Series 2014-C22, Class D, 4.561%, 9/15/47(4)(7)	4,150,000	3,625,692
Series 2014-C23, Class D, 3.96%, 9/15/47(4)(7)	7,150,000	6,016,016
Series 2014-C25, Class D, 3.949%, 11/15/47(4)(7)	11,000,000	9,184,831
Series 2015-C29, Class D, 3.702%, 5/15/48(4)	10,000,000	7,820,672
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM, 5.372%, 5/15/47	8,000,000	8,189,912
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11, Class D, 4.414%, 8/15/46(4)(7)	5,000,000	4,705,229
Series 2014-C15, Class D, 4.897%, 4/15/47(4)(7)	2,450,000	2,279,103
Series 2014-C16, Class D, 4.758%, 6/15/47(4)(7)	4,000,000	3,596,240
Series 2015-C23, Class D, 4.136%, 7/15/50(4)(7)	5,000,000	4,189,829
Motel 6 Trust Series 2015-MTL6, Class D, 4.532%, 2/5/30(7)	6,700,000	6,672,777
UBS Commercial Mortgage Trust Series 2012-C1, Class D, 5.542%, 5/10/45(4)(7)	2,625,750	2,724,869
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class D, 4.498%, 12/10/45(4)(7)	5,000,000	4,808,601
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class D, 3.586%, 2/15/48(7)	9,590,000	7,445,592
Series 2015-C29, Class D, 4.225%, 6/15/48(4)	7,000,000	5,696,998
Series 2015-C30, Class D, 4.496%, 9/15/58(4)(7)	3,000,000	2,528,128
Series 2015-C31, Class D, 3.852%, 11/15/48(8)	4,000,000	3,005,000
Series 2015-NXS1, Class D, 4.105%, 5/15/48(4)	5,232,000	4,358,427
WF-RBS Commercial Mortgage Trust Series 2012-C7, Class D, 4.838%, 6/15/45(4)(7)	2,598,000	2,716,453
Series 2014-C24, Class D, 3.692%, 11/15/47(7)	8,000,000	6,431,987

Total Commercial Mortgage-Backed Securities (identified cost $184,580,987)		$177,457,777

Asset-Backed Securities — 9.5%

Security	Principal Amount	Value
ALM Loan Funding, Ltd. Series 2015-16A, Class C1, 3.758%, 7/15/27(7)(9)	$7,000,000	$6,626,431
Series 2015-16A, Class D, 5.608%, 7/15/27(7)(9)	3,500,000	3,102,912
Apidos CLO Series 2012-9AR, Class ER, 6.421%, 7/15/23(7)(9)	3,400,000	3,305,120
Series 2014-19A, Class D, 4.065%, 10/17/26(7)(9)	5,000,000	4,767,593
Series 2015-21A, Class C, 3.827%, 7/18/27(7)(9)	4,000,000	3,724,315
Series 2015-21A, Class E, 6.727%, 7/18/27(7)(9)	2,000,000	1,639,940
Ares CLO, Ltd. Series 2014-32A, Class C, 4.474%, 11/15/25(7)(9)	5,000,000	4,861,681
Series 2015-2A, Class E2, 5.524%, 7/29/26(7)(9)	4,500,000	3,922,414
Series 2015-2A, Class F, 6.824%, 7/29/26(7)(9)	2,000,000	1,660,412

Security	Principal Amount	Value

Ares Enhanced Loan Investment Strategy, Ltd. Series 2013-IRAR, Class D, 5.316%, 7/23/25(7)(9)	$3,700,000	$3,224,931
Babson CLO, Ltd. Series 2014-IIA, Class D, 3.917%, 10/17/26(7)(9)	5,000,000	4,751,592
Ballyrock, Ltd. Series 2014-1A, Class C, 4.037%, 10/20/26(7)(9)	5,000,000	4,584,523
Birchwood Park CLO, Ltd. Series 2014-1A, Class D1, 3.771%, 7/15/26(7)(9)	4,000,000	3,779,271
Series 2014-1A, Class E1, 5.421%, 7/15/26(7)(9)	3,000,000	2,569,568
Carlyle Global Market Strategies Series 2014-4A, Class D, 3.921%, 10/15/26(7)(9)	5,000,000	4,729,096
Series 2015-2A, Class D, 5.623%, 4/27/27(7)(9)	3,000,000	2,627,136
Series 2015-2A, Class E, 6.523%, 4/27/27(7)(9)	1,850,000	1,544,640
Cent CLO LP Series 2014-22A, Class C, 4.061%, 11/7/26(7)(9)	5,000,000	4,755,071
Cumberland Park CLO, Ltd. Series 2015-2A, Class D, 3.672%, 7/20/26(7)(9)	5,000,000	4,626,056
Series 2015-2A, Class F, 6.822%, 7/20/26(7)(9)	2,000,000	1,649,557
Dryden XL Senior Loan Fund Series 2015-40A, Class D, 4.026%, 8/15/28(7)(9)	6,000,000	5,654,049
Series 2015-40A, Class E, 6.276%, 8/15/28(7)(9)	2,500,000	2,300,204
Galaxy CLO, Ltd. Series 2015-19A, Class C, 3.87%, 1/24/27(7)(9)	5,000,000	4,711,783
Series 2015-19A, Class D, 5.42%, 1/24/27(7)(9)	2,000,000	1,724,740
Golub Capital Partners CLO, Ltd. Series 2015-23A, Class D, 3.75%, 5/5/27(7)(9)	4,000,000	3,627,801
Invitation Homes Trust Series 2015-SFR3, Class D, 2.947%, 8/17/32(7)(9)	4,050,000	4,004,066
Madison Park Funding, Ltd. Series 2014-15A, Class C, 3.995%, 1/27/26(7)(9)	5,000,000	4,793,635
Series 2015-17A, Class D, 3.729%, 7/21/27(7)(9)	5,000,000	4,698,210
Series 2015-17A, Class E, 5.729%, 7/21/27(7)(9)	5,000,000	4,442,781
Oak Hill Credit Partners, Ltd. Series 2015-11A, Class D, 10/20/28(7)(10)	5,000,000	4,875,706
Series 2015-11A, Class E, 10/20/28(7)(10)	2,500,000	2,310,796
Octagon Investment Partners 24, Ltd. Series 2015-1A, Class D, 5.781%, 5/21/27(7)(9)	3,000,000	2,600,510
Series 2015-1A, Class E, 7.281%, 5/21/27(7)(9)	2,000,000	1,648,805
Octagon Investment Partners XXIII, Ltd. Series 2015-1A, Class D, 4.036%, 7/15/27(7)(9)	5,000,000	4,669,811
Series 2015-1A, Class E2, 6.786%, 7/15/27(7)(9)	3,000,000	2,971,279
Palmer Square CLO, Ltd. Series 2015-2A, Class C, 3.936%, 7/20/27(7)(9)	5,000,000	4,637,054
Recette CLO, LLC Series 2015-1A, Class D, 4.165%, 10/20/27(7)(9)	7,250,000	6,758,943
Series 2015-1A, Class E, 6.115%, 10/20/27(7)(9)	4,500,000	3,977,005
Series 2015-1A, Class F, 7.865%, 10/20/27(7)(9)	2,000,000	1,749,279
Voya CLO, Ltd. Series 2014-2A, Class C, 3.615%, 7/17/26(7)(9)	7,750,000	7,195,258
Series 2015-3A, Class D2, 5.771%, 10/20/27(7)(9)	7,000,000	6,147,648
Series 2015-3A, Class E, 6.821%, 10/20/27(7)(9)	3,000,000	2,526,059

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value

Wendys Funding LLC Series 2015-1A, Class A2I, 3.371%, 6/15/45(7)	$6,000,000	$6,027,421
Wind River CLO, Ltd. Series 2015-2A, Class D, 4.171%, 10/15/27(7)(9)	5,000,000	4,631,761
Ziggurat CLO, Ltd. Series 2014-1A, Class D, 4.071%, 10/17/26(7)(9)	5,000,000	4,574,407

Total Asset-Backed Securities (identified cost $180,778,016)		$175,711,270

Senior Floating-Rate Loans — 10.0%(11)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Conglomerates — 0.3%
Jarden Corporation, Term Loan, 2.94%, Maturing 7/30/22	$5,000	$5,005,000

		$5,005,000

Cosmetics / Toiletries — 0.5%
Energizer Holdings, Inc., Term Loan, 3.25%, Maturing 6/30/22	$9,975	$9,972,756

		$9,972,756

Drugs — 0.5%
Valeant Pharmaceuticals International, Inc., Term Loan, 4.00%, Maturing 4/1/22	$9,950	$9,271,271

		$9,271,271

Electronics / Electrical — 2.8%
Avago Technologies Cayman Ltd., Term Loan, 3.75%, Maturing 5/6/21	$17,213	$17,228,913
Dell International, LLC, Term Loan, 4.00%, Maturing 4/29/20	15,235	15,253,153
Sensata Technologies B.V., Term Loan, 3.00%, Maturing 10/14/21	19,801	19,825,191

		$52,307,257

Equipment Leasing — 1.0%
Delos Finance S.a.r.l., Term Loan, 3.50%, Maturing 3/6/21	$18,000	$18,020,628

		$18,020,628

Food Service — 0.2%
Aramark Services, Inc., Term Loan, 3.25%, Maturing 2/24/21	$4,790	$4,786,959

		$4,786,959

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care — 0.5%
Hill-Rom Holdings, Inc., Term Loan, 3.50%, Maturing 9/8/22	$9,750	$9,774,375

		$9,774,375

Leisure Goods / Activities/Movies — 0.7%
Activision Blizzard, Inc., Term Loan, 3.25%, Maturing 10/12/20	$13,230	$13,284,782

		$13,284,782

Lodging and Casinos — 1.0%

Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20		$5,915	$5,933,892
Las Vegas Sands, LLC, Term Loan, 3.25%, Maturing 12/19/20		12,387	12,244,339

			$18,178,231

Oil and Gas — 0.5%
MEG Energy Corp., Term Loan, 3.75%, Maturing 3/31/20		$9,833	$9,269,514

			$9,269,514

Steel — 1.0%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 4.25%, Maturing 6/30/19		$22,235	$18,894,549

			$18,894,549

Telecommunications — 1.0%
Crown Castle Operating Company, Term Loan, 3.00%, Maturing 1/31/21		$17,799	$17,814,761

			$17,814,761

Total Senior Floating-Rate Loans (identified cost $190,267,892)			$186,580,083

Foreign Government Bonds — 23.5%

Security		Principal Amount (000’s omitted)	Value

Bermuda — 0.8%
Government of Bermuda, 4.854%, 2/6/24(7)	USD	14,177	$14,921,293

Total Bermuda			$14,921,293

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Colombia — 1.3%
Republic of Colombia, 5.00%, 6/15/45	USD	26,772	$23,894,010

Total Colombia			$23,894,010

Iceland — 3.2%
Republic of Iceland, 5.875%, 5/11/22(12)	USD	49,724	$56,913,195
Republic of Iceland, 8.00%, 6/12/25	ISK	415,000	2,791,487

Total Iceland			$59,704,682

India — 3.9%
India Government Bond, 7.16%, 5/20/23	INR	942,420	$13,970,430
India Government Bond, 8.12%, 12/10/20	INR	550,340	8,568,292
India Government Bond, 8.15%, 11/24/26	INR	1,000,000	15,726,100
India Government Bond, 8.28%, 9/21/27	INR	327,220	5,159,700
India Government Bond, 8.60%, 6/2/28	INR	733,340	11,880,658
India Government Bond, 8.83%, 11/25/23	INR	1,029,770	16,658,982

Total India			$71,964,162

Indonesia — 2.9%
Indonesia Government International Bond, 3.375%, 7/30/25(7)	EUR	28,162	$29,649,100
Indonesia Government International Bond, 4.125%, 1/15/25(7)	USD	15,000	14,682,510
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24(7)	USD	10,000	9,763,000

Total Indonesia			$54,094,610

New Zealand — 5.1%
New Zealand Government Bond, 2.00%, 9/20/25(12)(13)	NZD	44,685	$30,337,681
New Zealand Government Bond, 3.00%, 9/20/30(12)(13)	NZD	42,796	32,067,953
New Zealand Government Bond, 3.50%, 4/14/33(12)	NZD	50,000	33,248,802

Total New Zealand			$95,654,436

Pakistan — 0.3%
Islamic Republic of Pakistan, 8.25%, 4/15/24(12)	USD	4,916	$5,276,097

Total Pakistan			$5,276,097

Romania — 2.6%
Romania Government Bond, 5.80%, 7/26/27	RON	35,930	$10,556,290
Romania Government Bond, 5.85%, 4/26/23	RON	127,320	37,336,275

Total Romania			$47,892,565

Security		Principal Amount (000’s omitted)	Value

Russia — 0.6%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$10,547,486

Total Russia			$10,547,486

Serbia — 0.4%
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	58,680	$551,633
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	330,500	3,227,497
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	427,090	4,182,225

Total Serbia			$7,961,355

Thailand — 1.9%
Kingdom of Thailand, 1.25%, 3/12/28(12)(13)	THB	1,470,471	$35,316,793

Total Thailand			$35,316,793

Venezuela — 0.5%
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(14)	USD	10,500	$4,646,250
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(12)(14)	USD	10,500	4,777,500

Total Venezuela			$9,423,750

Total Foreign Government Bonds (identified cost $452,522,313)			$436,651,239

U.S. Treasury Obligations — 7.9%

Security		Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(6)(15)		$152,739,165	$147,035,273

Total U.S. Treasury Obligations (identified cost $153,268,973)			$147,035,273

U.S. Government Agency Obligations — 3.6%

Security		Principal Amount	Value
Federal Farm Credit Bank:
3.41%, 3/20/35		$12,000,000	$11,984,652

			$11,984,652

Federal Home Loan Bank:
2.375%, 3/14/25		$20,745,000	$20,451,189
5.50%, 7/15/36(6)		25,055,000	33,479,543

			$53,930,732

Total U.S. Government Agency Obligations (identified cost $63,498,915)			$65,915,384

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Exchange-Traded Funds — 1.5%

Security	Shares	Value

iShares iBoxx $ High Yield Corporate Bond ETF	233,000	$19,937,810
SPDR Barclays High Yield Bond ETF	228,000	8,315,160

Total Exchange-Traded Funds (identified cost $29,772,568)		$28,252,970

Closed-End Funds — 6.5%

Security	Shares	Value
Advent Claymore Convertible Securities and Income Fund	205,895	$2,909,296
BlackRock Corporate High Yield Fund VI, Inc.	958,074	9,954,389
BlackRock Multi-Sector Income Trust	652,651	10,644,738
Brookfield Mortgage Opportunity Income Fund, Inc.	616,621	9,169,154
Calamos Convertible and High Income Fund	96,345	1,118,566
First Trust High Income Long/Short Fund	751,341	11,240,061
First Trust Intermediate Duration Preferred & Income Fund	404,000	8,867,800
MFS Multimarket Income Trust	1,093,200	6,493,608
Nuveen Floating Rate Income Fund	988,200	9,980,820
Nuveen Mortgage Opportunity Term Fund	317,174	7,161,789
PIMCO Corporate & Income Strategy Fund	382,300	5,260,448
PIMCO Dynamic Income Fund	202,715	5,994,283
Prudential Global Short Duration High Yield Fund, Inc.	355,900	5,178,345
Prudential Short Duration High Yield Fund, Inc.	342,000	5,112,900
Putnam Premier Income Trust	2,148,937	10,852,132
Wells Fargo Advantage Income Opportunities Fund	646,000	5,090,480
Western Asset High Income Opportunity Fund, Inc.	1,288,797	6,263,553

Total Closed-End Funds (identified cost $128,847,078)		$121,292,362

Currency Options Purchased — 0.7%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Call INR/Put USD	JPMorgan Chase Bank, N.A.	INR	5,102,780	INR	65.58	1/4/16	$633,685
Call INR/Put USD	Standard Chartered Bank	INR	3,661,454	INR	65.52	1/4/16	433,373
Put CNH/Call USD	Deutsche Bank AG	CNH	209,918	CNH	6.40	7/27/16	780,419
Put CNH/Call USD	Standard Chartered Bank	CNH	417,324	CNH	6.35	6/7/16	1,587,382
Put CNH/Call USD	Standard Chartered Bank	CNH	238,376	CNH	6.39	7/27/16	895,167

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Put CNH/Call USD	Standard Chartered Bank	CNH	154,267	CNH	6.47	6/15/17	$929,538
Put CNH/Call USD	Standard Chartered Bank	CNH	165,445	CNH	6.47	6/15/17	993,745
Put EUR/Call USD	Deutsche Bank AG	EUR	22,727	USD	1.10	11/1/16	924,750
Put EUR/Call USD	Deutsche Bank AG	EUR	21,186	USD	1.18	11/1/16	1,822,400
Put EUR/Call USD	Deutsche Bank AG	EUR	19,608	USD	1.28	11/1/16	3,269,500
Put JPY/Call USD	Deutsche Bank AG	JPY	2,602,547	JPY	120.21	1/6/16	338,909
Put JPY/Call USD	Goldman Sachs International	JPY	3,050,047	JPY	120.27	1/6/16	390,417
Put JPY/Call USD	Standard Chartered Bank	JPY	3,049,540	JPY	120.25	1/6/16	392,598

Total Currency Options Purchased (identified cost $11,177,346)							$13,391,883

Short-Term Investments — 9.3%

Foreign Government Securities — 0.1%

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 11/16/15	ISK	54,520	$306,867
Iceland Treasury Bill, 0.00%, 12/15/15	ISK	131,900	738,706
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	306,980	1,706,223

Total Iceland			$2,751,796

Total Foreign Government Securities (identified cost $2,743,741)			$2,751,796

U.S. Treasury Obligations — 4.4%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/24/16(6)		$81,500	$81,458,353

Total U.S. Treasury Obligations (identified cost $81,474,250)			$81,458,353

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Other — 4.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(16)	$88,657	$88,656,642

Total Other (identified cost $88,656,642)		$88,656,642

Total Short-Term Investments (identified cost $172,874,633)		$172,866,791

Total Investments — 101.1% (identified cost $1,925,195,248)		$1,879,199,004

Call Options Written — (0.0)%(17)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

E-mini S&P 500 Futures 12/2015	Not Applicable	40	USD 2,020.00	11/20/15	$(131,000)
E-mini S&P 500 Futures 12/2015	Not Applicable	65	USD 2,005.00	11/20/15	(253,500)
Gold Futures 12/2015	Not Applicable	60	USD 1,185.00	11/24/15	(18,000)
Natural Gas Futures 12/2015	Not Applicable	208	USD 2.70	11/24/15	(70,720)
WTI Crude Oil Futures 12/2015	Not Applicable	120	USD 46.50	11/17/15	(198,000)

Total Call Options Written (premiums received $952,163)					$(671,220)

Put Options Written — (0.1)%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
E-mini S&P 500 Futures 12/2015	Not Applicable	40	USD 2,020.00	11/20/15	$(23,500)
E-mini S&P 500 Futures 12/2015	Not Applicable	65	USD 2,005.00	11/20/15	(30,063)
Gold Futures 12/2015	Not Applicable	60	USD 1,185.00	11/24/15	(279,000)
Natural Gas Futures 12/2015	Not Applicable	208	USD 2.70	11/24/15	(859,040)
WTI Crude Oil Futures 12/2015	Not Applicable	120	USD 46.50	11/17/15	(187,200)

Total Put Options Written (premiums received $900,635)					$(1,378,803)

Interest Rate Swaptions Written — (0.0)%(17)

Description	Counterparty	Expiration Date	Notional Amount		Value

Option to pay 3-Month USD-LIBOR-BBA Rate and receive 0.95%	Morgan Stanley & Co. International PLC	11/19/15	EUR	9,700,000	$(11,665)
Option to pay 3-Month USD-LIBOR-BBA Rate and receive 1.82%	Goldman Sachs International	11/16/15	GBP	7,100,000	(54,724)
Option to pay 3-Month USD-LIBOR-BBA Rate and receive 1.96%	Bank of America, N.A.	11/2/15	USD	6,500,000	(65,375)
Option to pay 3-Month USD-LIBOR-BBA Rate and receive 1.99%	Nomura International PLC	12/2/15	USD	5,000,000	(56,397)
Option to receive 3-month USD-LIBOR-BBA Rate and pay 0.95%	Morgan Stanley & Co. International PLC	11/19/15	EUR	9,700,000	(148,974)
Option to receive 3-month USD-LIBOR-BBA Rate and pay 1.82%	Goldman Sachs International	11/16/15	GBP	7,100,000	(67,173)
Option to receive 3-month USD-LIBOR-BBA Rate and pay 1.96%	Bank of America, N.A.	11/2/15	USD	6,500,000	(1,354)
Option to receive 3-month USD-LIBOR-BBA Rate and pay 1.99%	Nomura International PLC	12/2/15	USD	5,000,000	(26,777)

Total Interest Rate Swaptions Written (premiums received $517,471)					$(432,439)

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Currency Options Written — (0.5)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Call EUR/Put USD	Goldman Sachs International	EUR	2,227	USD	1.12	11/4/15	$(907)
Call EUR/Put USD	Goldman Sachs International	EUR	2,634	USD	1.14	11/20/15	(2,544)
Call GBP/Put USD	Goldman Sachs International	GBP	1,296	USD	1.54	11/12/15	(9,232)
Call GBP/Put USD	Goldman Sachs International	GBP	2,852	USD	1.54	11/25/15	(27,808)
Call GBP/Put USD	Goldman Sachs International	GBP	1,619	USD	1.54	12/9/15	(19,563)
Call JPY/Put EUR	Citibank, N.A.	JPY	803,698	JPY	136.22	1/13/16	(217,930)
Call JPY/Put USD	Citibank, N.A.	JPY	300,550	JPY	120.22	11/12/15	(10,407)
Call JPY/Put USD	Goldman Sachs International	JPY	354,750	JPY	118.25	11/30/15	(7,113)
Put CNH/Call USD	Goldman Sachs International	CNH	209,918	CNH	6.40	7/27/16	(780,419)
Put CNH/Call USD	Standard Chartered Bank	CNH	417,324	CNH	6.35	6/7/16	(1,587,382)
Put CNH/Call USD	Standard Chartered Bank	CNH	238,376	CNH	6.39	7/27/16	(895,167)
Put EUR/Call USD	Deutsche Bank AG	EUR	21,186	USD	1.18	11/1/16	(1,822,400)
Put EUR/Call USD	Deutsche Bank AG	EUR	19,608	USD	1.28	11/1/16	(3,269,500)
Put EUR/Call USD	Goldman Sachs International	EUR	2,227	USD	1.12	11/4/15	(51,598)
Put EUR/Call USD	Goldman Sachs International	EUR	2,634	USD	1.14	11/20/15	(105,303)
Put GBP/Call USD	Goldman Sachs International	GBP	1,296	USD	1.54	11/12/15	(11,072)
Put GBP/Call USD	Goldman Sachs International	GBP	2,852	USD	1.54	11/25/15	(32,142)
Put GBP/Call USD	Goldman Sachs International	GBP	1,619	USD	1.54	12/9/15	(23,755)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value

Put JPY/Call EUR	Citibank, N.A.		JPY 803,698	JPY	136.22	1/13/16	$(46,830)
Put JPY/Call USD	Citibank, N.A.	JPY	300,550	JPY	120.22	11/12/15	(19,708)
Put JPY/Call USD	Goldman Sachs International	JPY	354,750	JPY	118.25	11/30/15	(66,801)

Total Currency Options Written (premiums received $11,928,563)							$(9,007,581)

Other Assets, Less Liabilities — (0.5)%							$(8,643,815)

Net Assets — 100.0%							$1,859,065,146

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2015.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2015.

(5)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2015.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $382,012,170 or 20.5% of the Portfolio’s net assets.

(8)	When-issued security.

(9)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2015.

(10)	When-issued variable rate security whose interest rate will be determined after October 31, 2015.

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2015, the aggregate value of these securities is $197,938,021 or 10.6% of the Portfolio’s net assets.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(14)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(15)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

(17)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	6,445,900	HUF	1,996,392,000	JPMorgan Chase Bank, N.A.	11/3/15	$22,247	$—
EUR	3,328,508	PLN	14,256,000	BNP Paribas	11/3/15	—	(28,912)
HUF	1,996,392,000	EUR	6,440,190	JPMorgan Chase Bank, N.A.	11/3/15	—	(15,968)
PLN	14,256,000	EUR	3,425,523	JPMorgan Chase Bank, N.A.	11/3/15	—	(77,771)
AUD	45,901,000	USD	33,025,770	Australia and New Zealand Banking Group Limited	11/5/15	—	(297,180)
AUD	36,617,000	USD	25,867,897	Morgan Stanley & Co. International PLC	11/5/15	240,963	—
USD	46,103,454	AUD	63,609,835	Australia and New Zealand Banking Group Limited	11/5/15	748,012	—
USD	23,337,082	AUD	32,234,206	Morgan Stanley & Co. International PLC	11/5/15	353,267	—
EUR	933,000	USD	1,061,887	HSBC Bank USA, N.A.	11/6/15	—	(35,878)
TRY	24,787,000	USD	8,500,081	Bank of America, N.A.	11/6/15	—	(8,158)
TRY	74,913,000	USD	25,651,887	Nomura International PLC	11/6/15	12,994	—
USD	3,653,927	EUR	3,280,000	HSBC Bank USA, N.A.	11/6/15	46,947	—
USD	1,635,600	EUR	1,482,000	HSBC Bank USA, N.A.	11/6/15	5,861	—
TRY	50,000,000	USD	17,327,455	Credit Suisse International	11/9/15	—	(213,018)
USD	5,852,521	THB	211,276,000	Standard Chartered Bank	11/9/15	—	(86,305)
EUR	3,914,325	USD	4,272,447	Standard Chartered Bank	11/10/15	32,294	—
EUR	4,675,701	USD	5,275,500	Standard Chartered Bank	11/10/15	—	(133,443)
NZD	543,707	USD	347,225	Goldman Sachs International	11/10/15	20,761	—
USD	6,393,444	NZD	9,843,867	Goldman Sachs International	11/10/15	—	(268,982)
USD	5,727,054	NZD	8,876,401	Standard Chartered Bank	11/10/15	—	(280,582)
USD	10,042,233	THB	356,675,000	Deutsche Bank AG	11/10/15	16,710	—
GBP	680,200	USD	1,050,307	Goldman Sachs International	11/16/15	—	(1,796)
GBP	2,570,000	USD	3,971,106	JPMorgan Chase Bank, N.A.	11/16/15	—	(9,516)
JPY	82,171,272	USD	690,000	Citibank, N.A.	11/16/15	—	(8,976)
USD	2,508,759	GBP	1,640,000	HSBC Bank USA, N.A.	11/16/15	—	(19,260)
USD	2,107,467	GBP	1,370,000	Morgan Stanley & Co. International PLC	11/16/15	—	(4,353)
USD	1,410,000	JPY	169,113,581	Goldman Sachs International	11/16/15	8,410	—
USD	1,690,000	JPY	205,161,386	HSBC Bank USA, N.A.	11/16/15	—	(10,349)

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,848,922	THB	285,740,000	Deutsche Bank AG	11/16/15	$—	$(180,955)
USD	1,481,404	THB	53,972,000	JPMorgan Chase Bank, N.A.	11/16/15	—	(35,319)
USD	33,460,414	NZD	49,138,565	Barclays Bank PLC	11/19/15	225,663	—
USD	14,238,733	NZD	21,823,652	Standard Chartered Bank	11/19/15	—	(521,642)
CNH	89,930,000	USD	13,839,643	Bank of America, N.A.	11/20/15	357,201	—
CNH	88,790,000	USD	13,669,463	Deutsche Bank AG	11/20/15	347,414	—
CNH	113,367,000	USD	17,439,735	Goldman Sachs International	11/20/15	457,002	—
CAD	23,557,000	USD	18,146,873	State Street Bank and Trust Company	11/23/15	—	(133,898)
CAD	39,813,000	USD	30,862,671	State Street Bank and Trust Company	11/23/15	—	(419,467)
USD	47,739,943	CAD	63,370,000	State Street Bank and Trust Company	11/23/15	—	(716,236)
USD	4,571,527	RON	17,593,063	BNP Paribas	11/25/15	210,284	—
USD	8,815,881	RON	34,765,426	BNP Paribas	11/25/15	197,685	—
USD	4,556,887	RON	17,667,049	BNP Paribas	11/25/15	177,303	—
USD	1,733,654	RON	6,748,050	BNP Paribas	11/25/15	60,842	—
USD	11,007,157	TWD	361,420,000	Australia and New Zealand Banking Group Limited	11/25/15	—	(121,814)
USD	6,711,904	TWD	221,023,000	BNP Paribas	11/25/15	—	(93,913)
USD	9,482,034	TWD	311,390,000	JPMorgan Chase Bank, N.A.	11/25/15	—	(106,395)
USD	10,679,152	RUB	692,370,000	BNP Paribas	11/27/15	—	(86,341)
USD	7,892,975	EUR	6,853,474	Bank of America, N.A.	12/2/15	353,835	—
GBP	29,625,073	EUR	40,092,395	BNP Paribas	12/3/15	1,557,643	—
EUR	38,313,374	USD	43,171,893	Goldman Sachs International	12/9/15	—	(1,018,840)
USD	44,021,108	EUR	39,067,019	Goldman Sachs International	12/9/15	1,038,881	—
USD	14,133,723	INR	931,230,000	Bank of America, N.A.	12/9/15	—	(24,963)
USD	11,991,893	INR	790,231,000	Deutsche Bank AG	12/9/15	—	(23,003)
USD	13,469,626	INR	879,048,000	Standard Chartered Bank	12/9/15	104,331	—
TRY	1,696,000	USD	542,642	Standard Chartered Bank	12/11/15	32,512	—
USD	4,599,978	TRY	14,377,000	Standard Chartered Bank	12/11/15	—	(275,601)
USD	40,925,418	NZD	65,376,067	Deutsche Bank AG	12/15/15	—	(3,207,225)
USD	3,814,099	EUR	3,415,203	Goldman Sachs International	12/16/15	56,005	—
USD	1,050,077	EUR	940,255	Standard Chartered Bank	12/16/15	15,419	—
ZMW	16,130,600	USD	2,039,138	Standard Chartered Bank	12/16/15	—	(781,640)
EUR	15,167,105	HUF	4,744,877,000	Deutsche Bank AG	12/17/15	—	(89,959)
HUF	4,744,877,000	EUR	15,221,062	Deutsche Bank AG	12/17/15	30,582	—
PLN	85,204,000	EUR	20,205,359	Deutsche Bank AG	12/17/15	—	(213,941)
CNH	177,160,000	USD	27,736,289	Standard Chartered Bank	12/21/15	139,506	—
CAD	31,639,000	USD	24,518,564	Standard Chartered Bank	12/23/15	—	(329,188)
USD	23,826,432	CAD	31,639,000	Standard Chartered Bank	12/23/15	—	(362,944)
USD	45,560,715	TWD	1,477,534,000	Bank of America, N.A.	12/24/15	65,540	—
TRY	23,601,000	USD	9,621,398	Bank of America, N.A.	1/13/16	—	(1,691,804)
TRY	6,973,870	USD	2,856,387	Deutsche Bank AG	1/13/16	—	(513,268)
USD	19,126,861	AUD	26,403,000	Goldman Sachs International	1/13/16	365,058	—
USD	3,740,920	AUD	5,132,000	Goldman Sachs International	1/13/16	94,154	—
USD	4,860,902	TRY	13,685,870	BNP Paribas	1/13/16	262,648	—
USD	3,251,148	TRY	8,960,000	BNP Paribas	1/13/16	240,718	—
USD	959,885	TRY	2,613,000	BNP Paribas	1/13/16	81,955	—

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,951,528	TRY	5,316,000	Standard Chartered Bank	1/13/16	$165,429	$—
EUR	930,000	JPY	125,837,239	Deutsche Bank AG	1/15/16	—	(20,259)
JPY	201,611,700	EUR	1,500,000	Australia and New Zealand Banking Group Limited	1/15/16	21,459	—
JPY	125,593,840	EUR	930,000	Deutsche Bank AG	1/15/16	18,239	—
JPY	142,099,884	EUR	1,070,000	Goldman Sachs International	1/15/16	1,062	—
CNH	88,200,000	USD	13,785,558	Goldman Sachs International	1/19/16	57,825	—
USD	29,009,842	RON	113,309,541	Citibank, N.A.	1/25/16	922,073	—
USD	4,641,945	THB	165,114,000	Standard Chartered Bank	1/25/16	13,007	—
USD	7,809,139	THB	277,693,000	Deutsche Bank AG	1/26/16	24,315	—
USD	31,535,023	EUR	27,724,438	Standard Chartered Bank	1/27/16	998,092	—
USD	852,592	PEN	2,837,000	BNP Paribas	1/28/16	640	—
USD	852,592	PEN	2,837,000	Standard Chartered Bank	1/28/16	640	—
RSD	778,243,240	EUR	6,077,651	Citibank, N.A.	1/29/16	342,885	—
RSD	28,145,645	EUR	222,004	Citibank, N.A.	1/29/16	9,975	—
RSD	14,532,000	EUR	114,696	Deutsche Bank AG	1/29/16	5,071	—
PLN	14,256,000	EUR	3,314,809	BNP Paribas	2/3/16	28,470	—
ZMW	16,511,900	USD	2,057,558	Citibank, N.A.	2/10/16	—	(810,090)
USD	852,555	PEN	2,920,000	Standard Chartered Bank	2/24/16	—	(19,334)
USD	1,278,898	PEN	4,409,000	BNP Paribas	2/26/16	—	(37,032)
CNH	28,650,000	USD	4,416,525	Deutsche Bank AG	3/2/16	66,753	—
CNH	57,280,000	USD	8,829,627	Goldman Sachs International	3/2/16	133,799	—
USD	4,535,381	CNH	28,650,000	Deutsche Bank AG	3/2/16	52,103	—
USD	9,068,313	CNH	57,280,000	Goldman Sachs International	3/2/16	104,887	—
CNH	28,640,000	USD	4,415,596	Bank of America, N.A.	3/7/16	64,569	—
CNH	28,640,000	USD	4,415,324	Citibank, N.A.	3/7/16	64,841	—
CNH	28,030,000	USD	4,321,949	Goldman Sachs International	3/7/16	62,794	—
USD	4,533,798	CNH	28,640,000	Bank of America, N.A.	3/7/16	53,632	—
USD	4,533,798	CNH	28,640,000	Citibank, N.A.	3/7/16	53,632	—
USD	4,436,882	CNH	28,030,000	Goldman Sachs International	3/7/16	52,139	—
ZMW	8,483,000	USD	1,039,829	Standard Chartered Bank	3/10/16	—	(408,959)
ZMW	8,207,000	USD	1,001,464	ICBC Standard Bank plc	3/14/16	—	(392,433)
ZMW	8,310,000	USD	1,003,623	Standard Chartered Bank	3/14/16	—	(386,948)
ZMW	15,612,500	USD	1,854,216	Barclays Bank PLC	3/24/16	—	(701,829)
CNH	118,798,000	USD	18,131,563	Standard Chartered Bank	6/13/16	341,150	—
USD	54,000,000	CNH	359,532,000	Standard Chartered Bank	6/13/16	—	(1,906,087)
USD	27,729,500	CNH	185,371,708	Goldman Sachs International	7/29/16	—	(1,028,941)
USD	25,651,267	CNH	172,120,000	Goldman Sachs International	7/29/16	—	(1,051,313)
USD	29,525,760	CNH	199,059,721	Standard Chartered Bank	7/29/16	—	(1,356,230)
USD	1,279,090	PEN	4,496,000	Standard Chartered Bank	8/29/16	—	(20,787)
USD	852,803	PEN	3,004,000	BNP Paribas	11/2/16	—	(2,254)
USD	1,065,720	PEN	3,754,000	Standard Chartered Bank	11/2/16	—	(2,817)

						$11,640,128	$(20,594,116)

12	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Non-deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized (Depreciation)

11/5/15	COP	54,548,700	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$18,275,038	$(166,980)
11/5/15	COP	52,248,400	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	18,350,605	(232,219)
11/5/15	COP	(54,548,700)	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	(18,062,767)	(45,291)
11/5/15	COP	(52,248,400)	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	(18,077,592)	(40,794)

						$(485,284)

*	Represents a short term forward contract to purchase or (sell) the referenced entity denominated in a non-deliverable foreign currency.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

Commodity Futures
Gold	42	Short	Dec-15	$(4,816,490)	$(4,793,880)	$22,610
Natural Gas	143	Short	Dec-15	(3,487,500)	(3,319,030)	168,470
WTI Crude Oil	12	Short	Dec-15	(514,560)	(559,080)	(44,520)

Equity Futures
E-mini S&P 500 Index	54	Long	Dec-15	5,558,100	5,598,990	40,890

Interest Rate Futures
CME 90-Day Eurodollar	3,143	Short	Mar-17	(773,180,698)	(776,713,875)	(3,533,177)
CME 90-Day Eurodollar	757	Short	Sep-17	(185,919,200)	(186,562,650)	(643,450)
CME 90-Day Eurodollar	2,792	Short	Mar-18	(685,721,189)	(686,413,200)	(692,011)
Euro-Bobl	758	Short	Dec-15	(106,859,178)	(107,876,091)	(1,016,913)
Euro-Bund	291	Short	Dec-15	(48,969,330)	(50,306,923)	(1,337,593)
U.S. 5-Year Deliverable Interest Rate Swap	6,609	Short	Dec-15	(669,338,738)	(674,737,593)	(5,398,855)
U.S. 5-Year Treasury Note	1,076	Short	Dec-15	(128,866,378)	(128,876,219)	(9,841)
U.S. 10-Year Deliverable Interest Rate Swap	1,426	Short	Dec-15	(145,217,848)	(147,635,562)	(2,417,714)
U.S. 10-Year Treasury Note	205	Short	Dec-15	(26,099,062)	(26,175,937)	(76,875)
U.S. Long Treasury Bond	290	Short	Dec-15	(44,741,562)	(45,366,875)	(625,313)

						$(15,564,292)

CME:  Chicago Mercantile Exchange.

Euro-Bobl:  Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund:  Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

WTI:  West Texas Intermediate.

13	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	$40,000	Pays	Return on CPI-U (NSA)	Receives	1.37%	9/24/20	$(223,436)
LCH.Clearnet	40,000	Receives	Return on CPI-U (NSA)	Pays	1.73	9/24/25	259,906

							$36,470

CPI – U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Inflation Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	$50,000	Pays	Return on CPI-U (NSA)	Receives	1.60%	2/3/20	$682,741
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	(895,755)
Goldman Sachs International	37,300	Pays	Return on CPI-U (NSA)	Receives	1.43	9/25/20	(149,306)
Goldman Sachs International	18,000	Receives	Return on CPI-U (NSA)	Pays	1.80	9/25/25	28,183

							$(334,137)

CPI – U (NSA) – Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	215,637	Pays	Mexico Interbank TIIE 28 Day	6.26%		9/29/25	$(2,698)
CME Group, Inc.	MXN	215,637	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	31,533
CME Group, Inc.	MXN	357,439	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	(46,053)
CME Group, Inc.	USD	5,000	Pays	3-month USD-LIBOR-BBA	0.90		5/11/17	32,055
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA	1.66		2/24/19	(71,888)
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA	1.77		3/28/19	(20,269)
CME Group, Inc.	USD	6,500	Receives	3-month USD-LIBOR-BBA	2.25		10/5/25	(110,175)
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.79		9/21/45	5,224,264
CME Group, Inc.	USD	45,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	(462,349)
CME Group, Inc.	USD	55,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	(565,093)
LCH.Clearnet	EUR	5,800	Receives	6-month Euro Interbank Offered Rate	1.04		10/21/25	(85,469)
LCH.Clearnet(1)	EUR	11,850	Pays	6-month Euro Interbank Offered Rate	0.75	(2)	12/16/25	6,980
LCH.Clearnet(1)	EUR	18,756	Receives	6-month Euro Interbank Offered Rate	0.75	(2)	12/16/25	(168,153)
LCH.Clearnet	GBP	1,100	Receives	6-month GBP-LIBOR-BBA	2.02		9/17/25	(18,708)
LCH.Clearnet	GBP	1,700	Pays	6-month GBP-LIBOR-BBA	1.92		9/18/25	3,747
LCH.Clearnet	GBP	1,720	Pays	6-month GBP-LIBOR-BBA	1.81		9/24/25	(23,696)

14	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	GBP	1,350	Receives	6-month GBP-LIBOR-BBA	1.91%		9/25/25	$927
LCH.Clearnet	GBP	1,230	Pays	6-month GBP-LIBOR-BBA	1.82		9/29/25	(15,897)
LCH.Clearnet	GBP	1,250	Pays	6-month GBP-LIBOR-BBA	1.74		10/2/25	(31,912)
LCH.Clearnet	GBP	1,700	Receives	6-month GBP-LIBOR-BBA	1.89		10/7/25	5,888
LCH.Clearnet	GBP	4,300	Receives	6-month GBP-LIBOR-BBA	1.98		10/15/25	(37,213)
LCH.Clearnet(1)	GBP	1,300	Pays	6-month GBP-LIBOR-BBA	2.00	(2)	12/16/25	(9,450)
LCH.Clearnet(1)	GBP	2,600	Receives	6-month GBP-LIBOR-BBA	2.00	(2)	12/16/25	(2,037)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03		11/26/17	2,462,161
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02		11/27/17	915,648
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96		11/28/17	1,649,568
LCH.Clearnet	NZD	99,166	Pays	3-month NZD Bank Bill	3.90		5/16/23	3,334,504
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05		6/16/25	416,317
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05		6/16/25	684,597
LCH.Clearnet	PLN	61,105	Pays	6-month PLN WIBOR	1.78		2/27/20	181,503
LCH.Clearnet	PLN	95,636	Pays	6-month PLN WIBOR	1.72		2/27/20	220,608
LCH.Clearnet	PLN	285,589	Pays	6-month PLN WIBOR	1.78		2/27/20	858,313
LCH.Clearnet	USD	5,000	Receives	3-month USD-LIBOR-BBA	0.90		5/11/17	(31,538)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.78		9/21/45	(5,600,902)
LCH.Clearnet	USD	45,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	376,082
LCH.Clearnet	USD	55,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	459,656

								$9,560,851

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after October 31, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	311,056	Pays	Brazil CETIP Interbank Deposit Rate	13.41%	1/2/18	$(4,064,344)
BNP Paribas	CNY	96,700	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	31,814
Citibank, N.A.	BRL	112,132	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/18	(1,727,691)
Credit Suisse International	RUB	1,885,404	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	437,503
Credit Suisse International	RUB	628,468	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	108,491
Credit Suisse International	RUB	942,702	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	127,306
Credit Suisse International	RUB	616,145	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	71,468
Deutsche Bank AG	BRL	73,629	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	(1,141,979)
Deutsche Bank AG	BRL	220,809	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(3,369,730)
Deutsche Bank AG	CNY	196,292	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	64,368
Deutsche Bank AG	CNY	103,312	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	36,770

15	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	CNY	240,328	Pays	7-day China Fixing Repo Rates	2.45%	6/25/17	$79,792
Deutsche Bank AG	CNY	149,148	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	51,833
Deutsche Bank AG	CNY	38,691	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	13,929
Deutsche Bank AG	CNY	74,067	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	27,236
Deutsche Bank AG	CNY	97,355	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	36,141
Goldman Sachs International	BRL	123,469	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(1,525,842)
Goldman Sachs International	BRL	142,486	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(1,714,448)
Goldman Sachs International	BRL	85,060	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	(1,208,478)
Goldman Sachs International	BRL	298,279	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(4,250,037)
Goldman Sachs International	BRL	29,121	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	2,185,110
Goldman Sachs International	BRL	33,685	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	2,606,584
Goldman Sachs International	CNY	196,293	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	64,368
Goldman Sachs International	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	90,351
Goldman Sachs International	CNY	194,494	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	64,185
Goldman Sachs International	CNY	55,274	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	19,460
Goldman Sachs International	RUB	390,500	Pays	3-month Moscow Prime Offered Rate	11.08	10/27/18	21,536
Goldman Sachs International	RUB	1,171,609	Pays	3-month Moscow Prime Offered Rate	11.05	10/28/18	52,139
Goldman Sachs International	RUB	390,536	Pays	3-month Moscow Prime Offered Rate	10.92	10/29/18	(1,685)
JPMorgan Chase Bank, N.A.	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	90,351
Standard Chartered Bank	CNY	206,623	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	74,929
Standard Chartered Bank	CNY	251,214	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	115,858
Standard Chartered Bank	CNY	187,466	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	59,347
Standard Chartered Bank	CNY	35,375	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	12,044

							$(12,461,321)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX North America High Yield Index	ICE Clear Credit	$20,370	5.00%(1)	12/20/19	3.05%	$1,606,777	$(963,102)	$643,675
Markit CDX North America High Yield Index	ICE Clear Credit	32,800	5.00(1)	6/20/20	3.58	2,080,945	(1,244,244)	836,701

Total		$53,170				$3,687,722	$(2,207,346)	$1,480,376

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $53,170,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) on the notional amount of the credit default swap contract.

16	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation

Goldman Sachs International	$48,046	Receives	Market IOS Index Series FN-3513, 3.50%, 30-year	Pays	1-month USD- LIBOR-BBA	1/12/43	$117,782

							$117,782

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/Termination Date(1)	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	3-month ZAR JIBAR + 61 bp on ZAR 152,290,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	$(10,951)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 148,835,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/3/20/ 3/3/25	(7,956)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 148,835,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	(7,883)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 152,300,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	4/1/20/ 4/1/25	(8,878)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 162,700,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/22/20/ 5/22/25	(9,877)
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 120,918,846 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	2/24/20/ 2/24/25	4,430

17	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Portfolio of Investments — continued

Cross-Currency Swaps (continued)
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 162,680,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/18/20/ 5/18/25	$2,957
JPMorgan Chase Bank, N.A.	10.76% on TRY 12,681,000 plus USD 5,953,521	3-month USD-LIBOR-BBA on USD 5,953,521 plus TRY 12,681,000	4/8/14/ 4/8/16	(1,342,149)

				$(1,380,307)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

WTI	–	West Texas Intermediate

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
EUR	–	Euro
GBP	–	British Pound Sterling
HUF	–	Hungarian Forint
INR	–	Indian Rupee
ISK	–	Iceland Krona
JPY	–	Japanese Yen
MXN	–	Mexican Peso

NZD	–	New Zealand Dollar
PEN	–	Peruvian New Sol
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
THB	–	Thai Baht
TRY	–	New Turkish Lira
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

18	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2015
Unaffiliated investments, at value (identified cost, $1,836,538,606)	$1,790,542,362
Affiliated investment, at value (identified cost, $88,656,642)	88,656,642
Cash	5,402,604
Restricted cash*	17,847,192
Foreign currency, at value (identified cost, $11,028,536)	11,135,889
Interest and dividends receivable	14,571,273
Interest receivable from affiliated investment	21,962
Receivable for investments sold	316,235
Receivable for variation margin on open futures contracts	125,312
Receivable for open forward foreign currency exchange contracts	11,640,128
Receivable for open swap contracts	7,379,006
Receivable for closed swap contracts	16,526
Total assets	$1,947,655,131

Liabilities
Cash collateral due to brokers	$370,248
Payable for reverse repurchase agreements	1,406,612
Written options and swaptions outstanding, at value (premiums received, $14,298,832)	11,490,043
Payable for investments purchased	20,181,968
Payable for when-issued securities	10,191,207
Payable for variation margin on open centrally cleared swap contracts	860,968
Payable for open forward foreign currency exchange contracts	20,594,116
Payable for open swap contracts	21,436,989
Payable for closed swap contracts	65,761
Payable for open non-deliverable bond forward contracts	485,284
Payable to affiliates:
Investment adviser fee	918,003
Trustees’ fees	5,667
Accrued foreign capital gains taxes	335,200
Accrued expenses	247,919
Total liabilities	$88,589,985
Net Assets applicable to investors’ interest in Portfolio	$1,859,065,146

Sources of Net Assets
Investors’ capital	$1,930,540,004
Net unrealized depreciation	(71,474,858)
Total	$1,859,065,146

*	Represents restricted cash on deposit at the custodian and the brokers for open derivative contracts.

19	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2015
Interest (net of foreign taxes, $337,260)	$54,687,740
Dividends	7,583,623
Interest allocated from affiliated investment	285,667
Expenses allocated from affiliated investment	(20,585)
Total investment income	$62,536,445

Expenses
Investment adviser fee	$8,636,735
Trustees’ fees and expenses	62,572
Custodian fee	631,781
Legal and accounting services	154,480
Miscellaneous	181,690
Total expenses	$9,667,258
Deduct —
Reduction of custodian fee	$526
Total expense reductions	$526

Net expenses	$9,666,732

Net investment income	$52,869,713

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $423,683)	$(1,779,279)
Investment transactions allocated from affiliated investment	125
Written options and swaptions	4,620,121
Futures contracts	(47,503,106)
Swap contracts	(3,894,950)
Foreign currency and forward foreign currency exchange contract transactions	45,577,197
Non-deliverable bond forward contracts	(3,450,498)
Capital gain distributions received	75,417
Net realized loss	$(6,354,973)
Change in unrealized appreciation (depreciation) —
Investments (including net increase in accrued foreign capital gains taxes of $315,564)	$(50,042,006)
Written options and swaptions	4,299,391
Futures contracts	(11,851,936)
Swap contracts	(1,246,558)
Foreign currency and forward foreign currency exchange contracts	(16,260,749)
Non-deliverable bond forward contracts	(485,284)
Net change in unrealized appreciation (depreciation)	$(75,587,142)

Net realized and unrealized loss	$(81,942,115)

Net decrease in net assets from operations	$(29,072,402)

20	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$52,869,713	$28,106,656
Net realized loss from investment transactions, written options and swaptions, futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions, non-deliverable bond forward contracts and capital gain distributions received	(6,354,973)	(3,433,870)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(75,587,142)	13,169,239
Net increase (decrease) in net assets from operations	$(29,072,402)	$37,842,025
Capital transactions —
Contributions	$1,027,022,158	$658,863,716
Withdrawals	(160,472,773)	(201,216,709)
Net increase in net assets from capital transactions	$866,549,385	$457,647,007

Net increase in net assets	$837,476,983	$495,489,032

Net Assets
At beginning of year	$1,021,588,163	$526,099,131
At end of year	$1,859,065,146	$1,021,588,163

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Consolidated Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2015	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.66%	0.72%	0.72%	0.75%	0.73%
Net investment income	3.63%	5.32%	3.86%	1.92%	2.35%
Portfolio Turnover	32%	58%	123%	17%	10%

Total Return	(0.41)%	7.75%	(6.15)%	5.00%	6.69%

Net assets, end of year (000’s omitted)	$1,859,065	$1,021,588	$526,099	$518,829	$522,015

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2015

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 90.2% and 9.8%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at October 31, 2015 were $2,786,780 or 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected

23

Global Opportunities Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

24

Global Opportunities Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the

25

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Notes to Consolidated Financial Statements — continued

Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

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Notes to Consolidated Financial Statements — continued

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

S  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2015, the Portfolio’s investment adviser fee amounted to $8,636,735 or 0.592% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their

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Global Opportunities Portfolio

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Notes to Consolidated Financial Statements — continued

annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the year ended October 31, 2015 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,046,593,172	$274,911,626
U.S. Government and Agency Securities	449,072,567	128,812,225

	$1,495,665,739	$403,723,851

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,946,996,219

Gross unrealized appreciation	$26,706,051
Gross unrealized depreciation	(93,215,719)

Net unrealized depreciation	$(66,509,668)

The net unrealized appreciation (depreciation) on foreign currency transactions, derivative contracts and accrued foreign capital gains taxes at October 31, 2015 on a federal income tax basis was $(4,085,393).

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2015 is included in the Consolidated Portfolio of Investments. At October 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

Written options and swaptions activity for the year ended October 31, 2015 was as follows:

	Number of contracts	Principal Amount of Contracts (000’s omitted)

Currency		AUD	CNH	EUR	GBP	JPY
Outstanding, at beginning of year	495	—	—	69,130	—	3,708,810
Options written	1,394	126,068	1,094,377	179,473	16,050	5,663,464
Options terminated in closing purchase transactions	—	—	(228,759)	(39,190)	—	(803,698)
Options excersied	(171)	(126,068)	—	(156,675)	(2,258)	(5,348,330)
Options expired	(732)	—	—	(2,222)	(2,258)	(302,250)

Outstanding, at end of year	986	—	865,618	50,516	11,534	2,917,996

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Notes to Consolidated Financial Statements — continued

	Notional Amount — Swaptions (000’s omitted)			Premiums Received

Currency	EUR	GBP	USD	USD
Outstanding, at beginning of year	—	—	52,500	8,534,754
Options written	31,000	22,800	36,000	33,171,438
Options terminated in closing purchase transactions	—	—	(52,500)	(9,495,668)
Options excersied	(5,800)	(4,300)	(6,500)	(15,714,644)
Options expired	(5,800)	(4,300)	(6,500)	(2,197,048)

Outstanding, at end of year	19,400	14,200	23,000	14,298,832

AUD	–	Australian Dollar
CNH	–	Yuan Renminbi Offshore
EUR	–	Euro

GBP	–	British Pound Sterling
JPY	–	Japanese Yen
USD	–	United States Dollar

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity risk:  The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps, cross-currency swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $51,956,409. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $20,970,913 at October 31, 2015.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options and swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

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Notes to Consolidated Financial Statements — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2015. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2015 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—	$13,391,883	$—	$13,391,883
Net unrealized depreciation*	191,080	1,480,376	40,890	—	17,124,257	18,836,603
Receivable for open forward foreign currency exchange contracts	—	—	—	11,640,128	—	11,640,128
Receivable for open swap contracts	—	—	—	—	7,379,006	7,379,006

Total Asset Derivatives	$191,080	$1,480,376	$40,890	$25,032,011	$24,503,263	$51,247,620

Derivatives not subject to master netting or similar agreements	$191,080	$1,480,376	$40,890	$—	$17,124,257	$18,836,603

Total Asset Derivatives subject to master netting or similar agreements	$—	$—	$—	$25,032,011	$7,379,006	$32,411,017

	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options and swaptions outstanding, at value	$(1,611,960)	$—	$(438,063)	$(9,007,581)	$(432,439)	$(11,490,043)
Net unrealized depreciation*	(44,520)	—	—	—	(23,278,678)	(23,323,198)
Payable for open forward foreign currency exchange contracts	—	—	—	(20,594,116)	—	(20,594,116)
Payable for open swap contracts	—	—	—	—	(21,436,989)	(21,436,989)
Payable for open non-deliverable bond forward contracts	—	—	—	—	(485,284)	(485,284)

Total Liability Derivatives	$(1,656,480)	$—	$(438,063)	$(29,601,697)	$(45,633,390)	$(77,329,630)

Derivatives not subject to master netting or similar agreements	$(1,656,480)	$—	$(438,063)	$—	$(23,278,678)	$(25,373,221)

Total Liability Derivatives subject to master netting or similar agreements	$—	$—	$—	$(29,601,697)	$(22,354,712)	$(51,956,409)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

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Notes to Consolidated Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of October 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$769,471	$(418,994)	$—	$(350,477)	$—
Bank of America, N.A.	894,777	(894,777)	—	—	—
Barclays Bank PLC	225,663	(225,663)	—	—	—
BNP Paribas	2,850,002	(248,452)	(2,601,550)	—	—
Citibank, N.A.	1,393,406	(1,393,406)	—	—	—
Credit Suisse International	1,427,509	(1,108,773)	—	—	318,736
Deutsche Bank AG	8,014,621	(8,014,621)	—	—	—
Goldman Sachs International	8,092,892	(8,092,892)	—	—	—
HSBC Bank USA, N.A.	52,808	(52,808)	—	—	—
JPMorgan Chase Bank, N.A.	746,282	(746,282)	—	—	—
Morgan Stanley & Co. International PLC	594,230	(164,992)	(417,698)	—	11,540
Nomura International PLC	12,994	(12,994)	—	—	—
Standard Chartered Bank	7,336,362	(7,336,362)	—	—	—

	$32,411,017	$(28,711,016)	$(3,019,248)	$(350,477)	$330,276

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(418,994)	$418,994	$—	$—	$—
Bank of America, N.A.	(5,855,998)	894,777	4,961,221	—	—
Barclays Bank PLC	(701,829)	225,663	279,857	—	(196,309)
BNP Paribas	(248,452)	248,452	—	—	—
Citibank, N.A.	(2,841,632)	1,393,406	1,448,226	—	—
Credit Suisse International	(1,108,773)	1,108,773	—	—	—
Deutsche Bank AG	(14,383,048)	8,014,621	6,368,427	—	—
Goldman Sachs International	(13,479,822)	8,092,892	4,402,430	—	(984,500)
HSBC Bank USA, N.A.	(65,487)	52,808	—	—	(12,679)
ICBC Standard Bank plc	(392,433)	—	—	—	(392,433)
JPMorgan Chase Bank, N.A.	(1,587,118)	746,282	746,618	—	(94,218)
Morgan Stanley & Co. International PLC	(164,992)	164,992	—	—	—
Nomura International PLC	(83,174)	12,994	70,180	—	—
Standard Chartered Bank	(9,355,056)	7,336,362	646,111	—	(1,372,583)
State Street Bank and Trust Company	(1,269,601)	—	1,269,601	—	—

	$(51,956,409)	$28,711,016	$20,192,671	$—	$(3,052,722)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

31

Global Opportunities Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

Information with respect to reverse repurchase agreements at October 31, 2015 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2015 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$—	$(1,418,915)	$2,500,508	$(2,535,750)
Futures contracts	(461,670)	—	410,368	—	(47,451,804)
Written options and swaptions	333,370	—	1,447,753	527,201	2,311,797
Swap contracts	—	309,692	—	—	(4,204,642)
Foreign currency and forward foreign currency exchange contract transactions	—	—	—	45,751,566	—
Non-deliverable bond forward contracts	—	—	—	—	(3,450,498)

Total	$(128,300)	$309,692	$439,206	$48,779,275	$(55,330,897)

Change in unrealized appreciation (depreciation) —
Investments	$—	$—	$(62,922)	$(3,685,723)	$2,159,903
Futures contracts	146,560	—	(1,283,661)	—	(10,714,835)
Written options and swaptions	(134,600)	—	(494,613)	6,457,475	(1,528,871)
Swap contracts	—	1,129,751	—	—	(2,376,309)
Foreign currency and forward foreign currency exchange contracts	—	—	—	(16,078,074)	—
Non-deliverable bond forward contracts	—	—	—	—	(485,284)

Total	$11,960	$1,129,751	$(1,841,196)	$(13,306,322)	$(12,945,396)

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$134,864,000	$3,240,364,000	$1,017,587,000	$141,180,000	$32,307,000	$1,494,793,000

The average principal amount of purchased currency options contracts and average number of purchased options contracts outstanding during the year ended October 31, 2015, which are indicative of the volume of these derivative types, were approximately $370,977,000 and 532 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 2, 2016. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2015.

32

Global Opportunities Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	6/17/15	On Demand	(0.25)%	$259,050	$259,050
JPMorgan Chase Bank, N.A.	10/2/15	On Demand	(0.35)	1,147,562	1,147,562

Total					$1,406,612

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the year ended October 31, 2015, the average borrowings under settled reverse repurchase agreements and the average interest rate received were approximately $1,595,000 and 0.90%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2015.

Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of October 31, 2015.

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)

Barclays Bank PLC	$(259,050)	$—	$259,050	$—
JPMorgan Chase Bank, N.A.	(1,147,562)	—	1,147,562	—

	$(1,406,612)	$—	$1,406,612	$—

(a)	In some instances, the actual collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of a default.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

33

Global Opportunities Portfolio

October 31, 2015

Notes to Consolidated Financial Statements — continued

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$297,166,549	$—	$297,166,549
Mortgage Pass-Throughs	—	56,877,423	—	56,877,423
Commercial Mortgage-Backed Securities	—	177,457,777	—	177,457,777
Asset-Backed Securities	—	175,711,270	—	175,711,270
Senior Floating-Rate Loans	—	186,580,083	—	186,580,083
Foreign Government Bonds	—	436,651,239	—	436,651,239
U.S. Treasury Obligations	—	147,035,273	—	147,035,273
U.S. Government Agency Obligations	—	65,915,384	—	65,915,384
Exchange-Traded Funds	28,252,970	—	—	28,252,970
Closed-End Funds	121,292,362	—	—	121,292,362
Currency Options Purchased	—	13,391,883	—	13,391,883
Short-Term Investments —
Foreign Government Securities	—	2,751,796	—	2,751,796
U.S. Treasury Obligations	—	81,458,353	—	81,458,353
Other	—	88,656,642	—	88,656,642

Total Investments	$149,545,332	$1,729,653,672	$—	$1,879,199,004
Forward Foreign Currency Exchange Contracts	$—	$11,640,128	$—	$11,640,128
Futures Contracts	231,970	—	—	231,970
Swap Contracts	—	28,190,985	—	28,190,985

Total	$149,777,302	$1,769,484,785	$—	$1,919,262,087

Liability Description

Call Options Written	$(671,220)	$—	$—	$(671,220)
Put Options Written	(1,378,803)	—	—	(1,378,803)
Interest Rate Swaptions Written	—	(432,439)	—	(432,439)
Currency Options Written	—	(9,007,581)	—	(9,007,581)
Forward Foreign Currency Exchange Contracts	—	(20,594,116)	—	(20,594,116)
Non-deliverable Bond Forward Contracts	—	(485,284)	—	(485,284)
Futures Contracts	(15,796,262)	—	—	(15,796,262)
Swap Contracts	—	(28,963,925)	—	(28,963,925)

Total	$(17,846,285)	$(59,483,345)	$—	$(77,329,630)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At October 31, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

34

Global Opportunities Portfolio

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Opportunities Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Opportunities Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2015, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2015, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Opportunities Portfolio and subsidiary as of October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 23, 2015

35

Global Opportunities Portfolio

October 31, 2015

Management and Organization

Fund Management.  The Trustees of Global Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Portfolio’s affairs. The Trustees and officers of the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

36

Global Opportunities Portfolio

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Eric A. Stein 1980	President	2012	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)	During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

37

Global Opportunities Portfolio

October 31, 2015

Management and Organization — continued

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for Eaton Vance Short Duration Strategic Income Fund (which invests in the Portfolio) includes additional information about the Trustees and officers of the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

38

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/14	10/31/15
Audit Fees	$58,870	$74,145
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$38,020	$32,538
All Other Fees(3)	$0	$0

Total	$96,890	$106,683

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2014 and October 31, 2015; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/14	10/31/15
Registrant	$38,020	$32,538
Eaton Vance(1)	$99,750	$46,000

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 18, 2015

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 18, 2015